Concentrations of credit risk (Details Narrative) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Product Information [Line Items]
Cash and cash equivalents	$ 2,385,840	$ 2,102,231
Cash, uninsured amount	2,150,761	1,793,265
Accounts receivable	7,400,282	6,627,864
Customer One [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Accounts receivable	1,921,602	1,952,040
Customer Two [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Accounts receivable	1,061,177	1,165,807
Customer Three [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Accounts receivable	$ 920,736	$ 1,054,625